SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - Cayson Acquisition Corp [Member] - USD ($)		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Proceeds from sale of public units	$ 60,000,000	$ 60,000,000	$ 60,000,000		$ 60,000,000
Proceeds allocated to public rights			(720,000)		(720,000)
Offering costs allocated to public shares subject to possible redemption			(3,974,257)		(3,974,257)
Accretion of carrying value to redemption value			4,694,257		4,694,257
Ordinary shares subject to possible redemption			60,000,000		60,000,000
Subsequent measurement of ordinary shares subject to possible redemption		56,234	752,079	1,924,226	752,079
Ordinary shares subject to possible redemption			60,752,079	63,276,305	60,752,079
Subsequent measurement of ordinary shares subject to possible redemption				1,924,226
Extension funds attributable to ordinary shares subject to redemption				600,000
Ordinary shares subject to possible redemption, as of December 31, 2024			$ 60,752,079	$ 63,276,305	$ 60,752,079